Average Annual Total Returns - QS Variable Growth	May 01, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%
5 Years	15.43%
10 Years	13.79%
CompositeBenchmarkreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	16.59%
5 Years	12.25%
10 Years	10.55%
Class I
Average Annual Return:
1 Year	11.24%
5 Years	10.18%
10 Years	9.06%